UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-579

     T. Rowe Price Growth Stock Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GROWTH STOCK FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 96.0%
CONSUMER DISCRETIONARY 9.2%
Hotels, Restaurants & Leisure 3.3%
International Game Technology	4,323,000	173,828
Las Vegas Sands (1)	2,575,200	189,638
Marriott, Class A	2,573,300	88,418
MGM Mirage (1)	256,385	15,068
Yum! Brands	8,400,000	312,564
		779,516
Internet & Catalog Retail 2.0%
Amazon.com (1)	3,600,000	256,680
B2W Companhia Global Do Varejo (BRL)	1,570,000	52,790
Expedia (1)	7,940,100	173,809
		483,279
Media 2.9%
McGraw-Hill	11,750,500	434,181
Naspers, N Shares (ZAR)	6,781,000	117,469
Shaw Communications, B Shares	6,851,700	124,564
		676,214
Multiline Retail 0.7%
Kohl's (1)	2,102,900	90,193
Lojas Renner (BRL)	3,410,000	64,325
		154,518
Specialty Retail 0.3%
Bed Bath & Beyond (1)	2,732,200	80,600
		80,600
Total Consumer Discretionary		2,174,127
CONSUMER STAPLES 8.3%
Beverages 1.5%
InBev (EUR)	1,715,000	151,362
PepsiCo	2,704,300	195,251
		346,613
Food & Staples Retailing 5.1%
Costco Wholesale	3,411,300	221,632
CVS Caremark	14,927,000	604,693
Sysco	5,959,100	172,933
Walgreen	2,423,200	92,299
Whole Foods Market	3,649,800	120,334
		1,211,891
Household Products 1.7%
Procter & Gamble	4,435,000	310,761
Reckitt Benckiser (GBP)	1,633,000	90,484
		401,245
Total Consumer Staples		1,959,749
ENERGY 9.6%
Energy Equipment & Services 3.9%
Baker Hughes	3,625,000	248,312
Schlumberger	7,770,000	675,990
		924,302
Oil, Gas & Consumable Fuels 5.7%
Chevron	1,364,548	116,478
EOG Resources	1,982,000	237,840
ExxonMobil	3,985,000	337,051
Murphy Oil	1,544,400	126,857
Petroleo Brasileiro, ADR	2,359,400	199,818
Total (EUR)	4,192,000	312,037
		1,330,081

Total Energy		2,254,383
FINANCIALS 8.7%
Capital Markets 4.4%
BlackRock	530,000	108,215
Charles Schwab	4,546,343	85,608
Franklin Resources	2,147,800	208,315
Goldman Sachs	736,000	121,727
Northern Trust	1,752,856	116,512
State Street	4,923,300	388,941
		1,029,318
Diversified Financial Services 2.3%
BOVESPA Holding (BRL)	14,773,700	199,121
CME Group	299,900	140,683
Dubai Financial Market (AED) (1)	62,950,000	87,417
Moody's	3,343,500	116,454
		543,675
Insurance 1.0%
Assurant	2,455,800	149,460
Prudential Financial	978,700	76,583
		226,043
Real Estate Management & Development 0.6%
DLF Limited (INR)	8,391,200	135,896
		135,896
Thrifts & Mortgage Finance 0.4%
Housing Development Finance (INR)	1,735,000	103,227
		103,227
Total Financials		2,038,159
HEALTH CARE 16.3%

Biotechnology 3.4%
Celgene (1)	1,452,300	89,012
Genentech (1)	3,858,000	313,192
Gilead Sciences (1)	7,755,000	399,615
		801,819
Health Care Equipment & Supplies 5.5%
Alcon	1,075,000	152,919
Becton, Dickinson & Company	2,053,700	176,310
Covidien	4,164,600	184,284
Medtronic	6,636,000	320,983
St. Jude Medical (1)	3,264,400	140,990
Stryker	2,288,600	148,873
Zimmer Holdings (1)	2,185,000	170,124
		1,294,483
Health Care Providers & Services 5.4%
Aetna	6,711,700	282,495
CIGNA	4,608,100	186,951
Humana (1)	2,120,000	95,103
Laboratory Corporation of America (1)	3,123,700	230,154
McKesson	2,340,000	122,546
Medco Health Solutions (1)	2,429,500	106,388
WellPoint (1)	5,811,200	256,448
		1,280,085
Pharmaceuticals 2.0%
Allergan	3,555,000	200,467
Merck	2,151,100	81,634
Roche Holding - Genusscheine (CHF)	613,300	115,577
Schering-Plough	5,222,300	75,253
		472,931
Total Health Care		3,849,318
INDUSTRIALS & BUSINESS SERVICES 9.5%
Aerospace & Defense 0.9%
General Dynamics	2,678,500	223,307
		223,307
Air Freight & Logistics 0.6%
Expeditors International of Washington	3,257,220	147,161
		147,161
Construction & Engineering 0.9%
Foster Wheeler (1)	3,580,000	202,700
		202,700
Electrical Equipment 0.8%
Schneider Electric (EUR)	1,410,000	182,600
		182,600
Industrial Conglomerates 2.4%
GE	11,000,000	407,110
McDermott International (1)	2,725,000	149,384
		556,494
Machinery 3.7%
Danaher	8,700,000	661,461
Deere	1,283,200	103,221
Joy Global	1,510,000	98,391
		863,073
Trading Companies & Distributors 0.2%
Fastenal	1,151,967	52,910
		52,910
Total Industrials & Business Services		2,228,245
INFORMATION TECHNOLOGY 21.9%
Communications Equipment 3.9%
Cisco Systems (1)	11,885,000	286,310
Corning	10,650,900	256,047
Juniper Networks (1)	5,730,200	143,255
QUALCOMM	5,632,000	230,912
		916,524
Computers & Peripherals 3.0%
Apple (1)	3,585,000	514,448
Dell (1)	5,650,100	112,550
EMC (1)	6,310,000	90,485
		717,483
Electronic Equipment & Instruments 1.1%
Dolby Laboratories, Class A (1)	2,682,600	97,271
Hon Hai Precision (TWD)	26,940,000	154,703
		251,974
Internet Software & Services 3.8%
Google, Class A (1)	1,440,000	634,277
VeriSign (1)	8,081,700	268,635
		902,912
IT Services 3.7%
Accenture, Class A	7,609,300	267,619
Automatic Data Processing	6,260,000	265,362
Infosys Technologies (INR)	2,038,300	73,099
Redecard (BRL)	4,807,200	79,969
Visa, Class A (1)	2,911,600	181,567
		867,616
Semiconductor & Semiconductor Equipment 1.1%
Intel	5,197,800	110,090
Marvell Technology Group (1)	13,189,000	143,496
		253,586
Software 5.3%
Amdocs (1)	2,993,800	84,904
Electronic Arts (1)	3,570,000	178,214
McAfee (1)	546,057	18,069
Microsoft	19,446,000	551,878
Nintendo (JPY)	790,000	408,512
		1,241,577
Total Information Technology		5,151,672
MATERIALS 5.0%
Chemicals 2.4%
Monsanto	2,658,400	296,412
Praxair	3,235,000	272,484
		568,896
Metals & Mining 2.6%
BHP Billiton (AUD)	8,593,000	282,094
Freeport-McMoRan Copper & Gold	1,745,000	167,904
Kinross Gold	6,857,400	151,617
		601,615
Total Materials		1,170,511
TELECOMMUNICATION SERVICES 6.9%
Wireless Telecommunication Services 6.9%
America Movil, ADR	5,880,000	374,497
American Tower Systems, Class A (1)	7,091,200	278,046
Bharti Airtel (INR) (1)	10,525,000	215,315
Crown Castle International (1)	10,260,000	353,868
Idea Cellular (INR) (1)	30,165,230	77,302
Leap Wireless International (1)	1,555,000	72,463
MetroPCS Communications (1)	2,256,221	38,356
Rogers Communications, Class B	6,143,600	220,678
Total Telecommunication Services		1,630,525
UTILITIES 0.6%
Independent Power Producers & Energy Traders 0.6%
AES (1)	9,070,000	151,197
Total Utilities		151,197
Total Miscellaneous Common Stocks 3.1% (2)		730,346

Total Common Stocks (Cost $21,227,861)		23,338,232
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Reserve Investment Fund, 3.29% (3)(4)	195,558,738	195,559
Total Short-Term Investments (Cost $195,559)		195,559
Total Investments in Securities
99.9% of Net Assets (Cost $21,423,420)		$23,533,791

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depository Receipts
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
TWD	Taiwan Dollar
ZAR	South African Rand

(4) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund
3.29%	¤	¤		$2,970	$195,559	$770,816

Totals				$2,970	$195,559	$770,816

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$195,559
Dividend income		2,970
Interest income			-
Investment income		$2,970
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth Stock Fund
Unaudited	March 31, 2008
Notes to Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies
	Securities
Level 1 – quoted prices	$20,168,910,000	$0
Level 2 – significant other observable inputs	3,364,881,000	2,000
Level 3 – significant unobservable inputs	0	0
Total	$23,533,791,000	$2,000

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $21,423,420,000. Net unrealized gain aggregated $2,111,286,000 at period-end, of which $3,546,640,000 related to appreciated investments and $1,435,354,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008